Goodwill and Other Intangibles (Summary of Other Intangibles) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,771
Amortization charge for the year	702	$ 672
Balance at end of year	3,044	2,771
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0
Balance at end of year	0	0
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	65
Balance at end of year	55	65
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,976
Balance at end of year	2,411	1,976
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	73
Balance at end of year	60	73
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	657
Balance at end of year	518	657
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	8,457	7,828
Additions	993	1,293
Disposals	(17)	(3)
Fully amortized intangibles	(687)	(619)
Foreign currency translation adjustments and other	22	(42)
Balance at end of year	8,768	8,457
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,712	2,664
Additions	0	0
Disposals	0	0
Fully amortized intangibles	0	0
Foreign currency translation adjustments and other	8	48
Balance at end of year	2,720	2,712
Gross carrying amount [member] | Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	850	848
Additions	0	0
Disposals	0	0
Fully amortized intangibles	0	0
Foreign currency translation adjustments and other	1	2
Balance at end of year	851	850
Gross carrying amount [member] | Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	3,103	2,918
Additions	961	846
Disposals	(5)	(1)
Fully amortized intangibles	(627)	(582)
Foreign currency translation adjustments and other	(25)	(78)
Balance at end of year	3,407	3,103
Gross carrying amount [member] | Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	236	233
Additions	23	52
Disposals	(6)	(2)
Fully amortized intangibles	(60)	(37)
Foreign currency translation adjustments and other	2	(10)
Balance at end of year	195	236
Gross carrying amount [member] | Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,556	1,165
Additions	9	395
Disposals	(6)	0
Fully amortized intangibles	0	0
Foreign currency translation adjustments and other	36	(4)
Balance at end of year	1,595	1,556
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,686	5,525
Disposals	(3)	0
Impairment losses (reversals)	0	0
Amortization charge for the year	702	672
Fully amortized intangibles	(687)	(619)
Foreign currency translation adjustments and other	26	108
Balance at end of year	5,724	5,686
Accumulated depreciation and impairment/losses [member] | Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,712	2,662
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	0	2
Fully amortized intangibles	0	0
Foreign currency translation adjustments and other	8	48
Balance at end of year	2,720	2,712
Accumulated depreciation and impairment/losses [member] | Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	785	771
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	11	11
Fully amortized intangibles	0	0
Foreign currency translation adjustments and other	0	3
Balance at end of year	796	785
Accumulated depreciation and impairment/losses [member] | Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,127	1,256
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	498	443
Fully amortized intangibles	(627)	(582)
Foreign currency translation adjustments and other	(2)	10
Balance at end of year	996	1,127
Accumulated depreciation and impairment/losses [member] | Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	163	153
Disposals	(3)	0
Impairment losses (reversals)	0	0
Amortization charge for the year	32	36
Fully amortized intangibles	(60)	(37)
Foreign currency translation adjustments and other	3	11
Balance at end of year	135	163
Accumulated depreciation and impairment/losses [member] | Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	899	683
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	161	180
Fully amortized intangibles	0	0
Foreign currency translation adjustments and other	17	36
Balance at end of year	$ 1,077	$ 899